Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	$ 8,129.8	$ 6,253.9	$ 8,980.4
Receivables from related parties	558.1	862.1		$ 19.9
Payables to related parties	2,107.7	1,434.9
Other receivables from related parties	50.6	51.6		$ 1.8
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	370.6	741.9
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	187.5	120.2
Payables to related parties	1,358.6	736.9
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	400.8	487.9
Other receivables from related parties	45.3	46.5
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	311.4	154.0
Other receivables from related parties	4.3	3.9
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	8,129.8	6,253.9	8,980.1
Net revenue from royalties	195.1	183.6	362.3
Purchases	7,606.4	6,301.4	8,809.5
Manufacturing expenses	5,440.0	2,823.0	2,974.6
Research and development expenses	256.5	163.4	83.1
Other related parties [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods			0.3
General and administrative expenses	120.0	120.0	$ 120.8
Other associates [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	36.9	56.1
Other receivables from related parties	$ 1.0	$ 1.2